Business and Asset Acquisitions - Schedule of Consideration Transferred and Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($)			12 Months Ended
	Sep. 16, 2019	Jul. 01, 2017	Dec. 31, 2018	Mar. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash paid			$ 51,390,000
Contingent consideration			5,350,000
Promissory note			3,368,000
Due to seller			3,637,000
Total consideration			63,745,000
Cash			3,633,000
Location contracts acquired			55,142,000
Goodwill			0	$ 34,511,000	$ 34,511,000
Total assets acquired			63,745,000
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Goodwill					34,500,000
Video gaming terminals and equipment
Business Acquisition [Line Items]
Property and equipment			3,515,000
Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			1,455,000
Grand River
Business Acquisition [Line Items]
Cash paid	$ 106,578,000
Contingent consideration	7,100,000
Total consideration	113,700,000
Cash	8,861,000
Location contracts acquired	53,200,000
Property and equipment	18,000,000
Goodwill	34,511,000			$ 34,500,000
Total assets acquired	115,748,000
Accounts payable assumed	(532,000)
Accrued expenses assumed	(1,502,000)
Net assets acquired	113,714,000
Grand River | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Contingent consideration	7,136,000
Total consideration	113,714,000
Grand River | Land
Business Acquisition [Line Items]
Property and equipment	28,000
Grand River | Building
Business Acquisition [Line Items]
Property and equipment	548,000
Grand River | Vehicles
Business Acquisition [Line Items]
Property and equipment	$ 600,000
Quad B
Business Acquisition [Line Items]
Cash paid			610,000
Contingent consideration			0
Promissory note			0
Due to seller			0
Total consideration			610,000
Cash			0
Location contracts acquired			138,000
Total assets acquired			610,000
Quad B | Video gaming terminals and equipment
Business Acquisition [Line Items]
Property and equipment			0
Quad B | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			472,000
Skyhigh
Business Acquisition [Line Items]
Cash paid			9,268,000
Contingent consideration			4,324,000
Promissory note			0
Due to seller			618,000
Contingent consideration			4,500,000		4,700,000
Total consideration			14,210,000
Cash			1,126,000
Location contracts acquired			12,519,000
Total assets acquired			14,210,000
Skyhigh | Video gaming terminals and equipment
Business Acquisition [Line Items]
Property and equipment			506,000
Skyhigh | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			59,000
G3
Business Acquisition [Line Items]
Cash paid			36,500,000
Contingent consideration			1,026,000
Promissory note			0
Due to seller			3,019,000
Contingent consideration			1,000,000.0		3,100,000
Total consideration			40,545,000
Cash			2,507,000
Location contracts acquired			34,825,000
Total assets acquired			40,545,000
G3 | Video gaming terminals and equipment
Business Acquisition [Line Items]
Property and equipment			3,009,000
G3 | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			204,000
Mike's Amusement
Business Acquisition [Line Items]
Cash paid			3,500,000
Contingent consideration			0
Promissory note			0
Due to seller			0
Total consideration			3,500,000
Cash			0
Location contracts acquired			3,080,000
Total assets acquired			3,500,000
Mike's Amusement | Video gaming terminals and equipment
Business Acquisition [Line Items]
Property and equipment			0
Mike's Amusement | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			420,000
Family Amusement
Business Acquisition [Line Items]
Cash paid			1,512,000
Contingent consideration			0
Promissory note			3,368,000
Due to seller			0
Contingent consideration			3,400,000		3,100,000
Total consideration			4,880,000
Cash			0
Location contracts acquired			4,580,000
Total assets acquired			4,880,000
Family Amusement | Video gaming terminals and equipment
Business Acquisition [Line Items]
Property and equipment			0
Family Amusement | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			300,000
Fair Share Gaming
Business Acquisition [Line Items]
Cash paid		$ 48,000,000
Issuance of common stock to seller		10,794,000
Contingent stock consideration		3,675,000
Contingent consideration		595,000
Due to seller		2,055,000
Contingent consideration			$ 1,000,000.0		$ 2,000,000.0
Total consideration		65,119,000
Cash		4,926,000
Location contracts acquired		52,716,000
Total assets acquired		65,279,000
Accrued expenses assumed		(160,000)
Net assets acquired		65,119,000
Fair Share Gaming | Vehicles
Business Acquisition [Line Items]
Property and equipment		126,000
Fair Share Gaming | Video gaming terminals and equipment
Business Acquisition [Line Items]
Property and equipment		6,363,000
Fair Share Gaming | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment		$ 1,148,000